Columbia Large Cap Enhanced Core Fund
Summary of the Fund
Investment Objective
Columbia Large Cap Enhanced Core Fund (the Fund) seeks total return before fees and expenses that exceeds the total return of the Standard & Poor's (S&P) 500® Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Large Cap Enhanced Core Fund	Class A	Class I	Class R	Class R5	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Large Cap Enhanced Core Fund		Class A	Class I	Class R	Class R5	Class Y	Class Z
Management fees		0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and/or service (12b-1) fees		0.25%	none	0.50%	none	none	none
Other expenses	[1]	0.31%	0.11%	0.31%	0.16%	0.11%	0.31%
Total annual Fund operating expenses		1.25%	0.80%	1.50%	0.85%	0.80%	1.00%
Less: Fee waivers and/or expense reimbursements	[2]	(0.23%)	(0.18%)	(0.23%)	(0.18%)	(0.18%)	(0.23%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		1.02%	0.62%	1.27%	0.67%	0.62%	0.77%
[1]	Other expenses for Class A, Class R and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R5 shares are based on estimated amounts for the Fund's current fiscal year.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2015, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.02% for Class A, 0.62% for Class I, 1.27% for Class R, 0.67% for Class R5, 0.62% for Class Y and 0.77% for Class Z. In addition, the Fund's expense ratio is subject to a voluntary expense reimbursement arrangement, as described under Additional Investment Strategies and Policies - Expense Reimbursement Arrangements and Impact on Past Performance. This voluntary arrangement becomes effective on July, 1 2014 and may be revised or discontinued at any time. Separately, the Investment Manager has contractually agreed to waive a portion of the investment management fee so that the net fee would be 0.64% in the fiscal period ending June 30, 2015.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the examples for the applicable time periods. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example Columbia Large Cap Enhanced Core Fund (USD $)	1 year	3 years	5 years	10 years
Class A	104	374	664	1,491
Class I	63	237	426	973
Class R	129	452	797	1,771
Class R5	68	253	454	1,032
Class Y	63	237	426	973
Class Z	79	296	530	1,204

Expense Example, No Redemption Columbia Large Cap Enhanced Core Fund (USD $)	1 year	3 years	5 years	10 years
Class A	104	374	664	1,491
Class I	63	237	426	973
Class R	129	452	797	1,771
Class R5	68	253	454	1,032
Class Y	63	237	426	973
Class Z	79	296	530	1,204

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks that comprise the S&P 500 Index (the Index), convertible securities that are convertible into stocks included in the Index, and derivatives whose returns are closely equivalent to the returns of the Index or its components.

The Fund primarily invests in securities included in the Index but generally holds fewer stocks than the Index and may hold securities that are not in the Index.

Although the Fund’s investment manager attempts to maintain a portfolio that generally matches the risk characteristics of the Index, it will vary the number and percentages of the Fund’s holdings in attempting to provide higher returns than the Index and to reduce the potential of underperforming the Index over time. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the information technology sector.

In pursuit of the Fund’s objective, the portfolio managers use quantitative analysis to evaluate the relative attractiveness of potential investments.

The Fund may invest in derivatives, such as futures contracts, for investment purposes, for risk management (hedging) purposes and to increase investment flexibility.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.

Active Management Risk. Although the Fund is managed based primarily on quantitative methods, a qualitative review of the quantitative output is conducted by the portfolio managers. Therefore, the Fund’s performance will reflect, in part, the ability of the portfolio managers to make active, qualitative decisions, including allocation decisions that seek to achieve the Fund’s investment objective.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Index Risk. The Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, it may not always be fully invested. The Fund also bears advisory, administrative and other expenses and transaction costs in trading securities, which the index does not bear. Accordingly, the Fund's performance will likely fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility.

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the information technology sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with benchmark performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Class R5 shares of the Fund did not commence operations prior to the date of this prospectus and, therefore, performance is not yet available. Any share class that does not have available performance would have annual returns substantially similar to those of Class A shares. Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).

The after-tax returns are shown only for Class A shares and will vary for other share classes.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Year by Year Total Return (%) as of December 31 Each Year
[1]	Year to Date return as of March 31, 2014: 1.49%

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2009 15.66% Worst 4th Quarter 2008 -21.41%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
Average Annual Total Returns Columbia Large Cap Enhanced Core Fund	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	Jul. 31, 1996	34.71%	17.91%	7.42%
Class A returns after taxes on distributions	Jul. 31, 1996	34.26%	17.63%	6.45%
Class A returns after taxes on distributions and sale of Fund shares	Jul. 31, 1996	19.99%	14.59%	5.68%
Class I	Sep. 27, 2010	35.26%	18.18%	7.54%
Class R	Jan. 23, 2006	34.37%	17.59%	7.14%
Class Y	Jul. 15, 2009	35.32%	18.31%	7.60%
Class Z	Jul. 31, 1996	35.14%	18.18%	7.70%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		32.39%	17.94%	7.41%